Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, Total	$ (3,720)	$ (4,367)
Deferred income tax liabilities, net	(2,951)	(3,609)
Deferred income taxes assets	112	49
Deferred income taxes liabilities	(3,063)	(3,658)
Deferred income tax liabilities, net	(2,951)	(3,609)
Operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	293	359
Operating loss carryforward [member] | Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	144	199
Operating loss carryforward [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	141	129
Operating loss carryforward [member] | Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	3	25
Operating loss carryforward [member] | Chile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	5	5
Operating loss carryforward [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total		1
Reclamation and closure cost obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	144	147
Mining interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	131	87
Deferred income tax liabilities, Total	(3,636)	(4,255)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	112	79
Deferred income tax liabilities, Total	(84)	(112)
Deferred income tax assets prior to investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	387	313
Investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	89	86
Deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, Total	$ 769	$ 758